Segment reporting - Information About Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Vessel revenue	$ 1,562,873	$ 540,786	$ 915,892
Vessel operating costs	(323,725)	(334,840)	(333,748)
Voyage expenses	(92,698)	(3,455)	(7,959)
Depreciation - owned or sale and leaseback vessels	(168,008)	(197,467)	(194,268)
Depreciation - right of use assets for vessels	(38,827)	(42,786)	(51,550)
Vessel (impairment) / reversal of previously recorded impairment	12,708	0	(14,207)
Impairment of goodwill			(2,639)
General and administrative expenses	(88,131)	(52,746)	(66,187)
Reversal of previously recorded impairment	12,708
Net loss on sale of vessels	(66,486)
Financial expenses	(169,795)	(144,104)	(154,971)
Gain / (loss) on repurchase/exchange of convertible notes	481	(5,504)	1,013
Financial income	6,884	3,623	1,249
Other income	1,975	2,058	1,499
Net income / (loss)	637,251	(234,435)	94,124
Reportable segments subtotal
Disclosure of operating segments [line items]
Vessel revenue	1,562,873	540,786	915,892
Vessel operating costs	(323,725)	(334,840)	(333,748)
Voyage expenses	(92,698)	(3,455)	(7,959)
Depreciation - owned or sale and leaseback vessels	(168,008)	(197,467)	(194,268)
Depreciation - right of use assets for vessels	(38,827)	(42,786)	(51,550)
Vessel (impairment) / reversal of previously recorded impairment			(14,207)
Impairment of goodwill			(2,639)
General and administrative expenses	(12,066)	(12,820)	(13,229)
Reversal of previously recorded impairment	12,708
Net loss on sale of vessels	(66,486)
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0	0	0
Financial income	657	599	684
Other income	1,577	0	0
Net income / (loss)	876,005	(49,983)	298,976
Reportable segments subtotal | LR1
Disclosure of operating segments [line items]
Vessel revenue	11,196	47,053	87,026
Vessel operating costs	(9,076)	(29,883)	(30,396)
Voyage expenses	0	24	(60)
Depreciation - owned or sale and leaseback vessels	(1,593)	(20,970)	(20,557)
Depreciation - right of use assets for vessels	0	0	0
Vessel (impairment) / reversal of previously recorded impairment			0
Impairment of goodwill			(2,639)
General and administrative expenses	(335)	(1,158)	(1,180)
Reversal of previously recorded impairment	0
Net loss on sale of vessels	(44,701)
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0	0	0
Financial income	20	2	104
Other income	1,577	0	0
Net income / (loss)	(42,912)	(4,932)	32,298
Reportable segments subtotal | Handymax
Disclosure of operating segments [line items]
Vessel revenue	243,951	50,143	105,353
Vessel operating costs	(36,507)	(38,157)	(47,791)
Voyage expenses	(44,996)	(477)	(402)
Depreciation - owned or sale and leaseback vessels	(20,874)	(21,120)	(21,359)
Depreciation - right of use assets for vessels	0	(1,773)	(12,017)
Vessel (impairment) / reversal of previously recorded impairment			0
Impairment of goodwill			0
General and administrative expenses	(1,367)	(1,464)	(1,960)
Reversal of previously recorded impairment	0
Net loss on sale of vessels	0
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0	0	0
Financial income	0	0	9
Other income	0	0	0
Net income / (loss)	140,207	(12,848)	21,833
Reportable segments subtotal | LR2
Disclosure of operating segments [line items]
Vessel revenue	570,668	180,912	375,594
Vessel operating costs	(112,407)	(105,714)	(107,710)
Voyage expenses	(26,641)	(246)	(3,479)
Depreciation - owned or sale and leaseback vessels	(75,360)	(81,062)	(79,208)
Depreciation - right of use assets for vessels	(8,297)	(8,503)	(8,583)
Vessel (impairment) / reversal of previously recorded impairment			0
Impairment of goodwill			0
General and administrative expenses	(4,134)	(4,050)	(4,029)
Reversal of previously recorded impairment	0
Net loss on sale of vessels	(12,446)
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0	0	0
Financial income	0	(5)	51
Other income	0	0	0
Net income / (loss)	331,383	(18,668)	172,636
Reportable segments subtotal | MR
Disclosure of operating segments [line items]
Vessel revenue	737,058	262,678	347,919
Vessel operating costs	(165,735)	(161,086)	(147,851)
Voyage expenses	(21,061)	(2,756)	(4,018)
Depreciation - owned or sale and leaseback vessels	(70,181)	(74,315)	(73,144)
Depreciation - right of use assets for vessels	(30,530)	(32,510)	(30,950)
Vessel (impairment) / reversal of previously recorded impairment			(14,207)
Impairment of goodwill			0
General and administrative expenses	(6,230)	(6,148)	(6,060)
Reversal of previously recorded impairment	12,708
Net loss on sale of vessels	(9,339)
Financial expenses	0	0	0
Gain / (loss) on repurchase/exchange of convertible notes	0	0	0
Financial income	637	602	520
Other income	0	0	0
Net income / (loss)	447,327	(13,535)	72,209
Corporate and eliminations
Disclosure of operating segments [line items]
Vessel revenue	0	0	0
Vessel operating costs	0	0	0
Voyage expenses	0	0	0
Depreciation - owned or sale and leaseback vessels	0	0	0
Depreciation - right of use assets for vessels	0	0	0
Vessel (impairment) / reversal of previously recorded impairment			0
Impairment of goodwill			0
General and administrative expenses	(76,065)	(39,926)	(52,958)
Reversal of previously recorded impairment	0
Net loss on sale of vessels	0
Financial expenses	(169,795)	(144,104)	(154,971)
Gain / (loss) on repurchase/exchange of convertible notes	481	(5,504)	1,013
Financial income	6,227	3,024	565
Other income	398	2,058	1,499
Net income / (loss)	$ (238,754)	$ (184,452)	$ (204,852)